Notes payable (Tables)	12 Months Ended
Oct. 31, 2023
Notes payable
Schedule of borrowings

As at October 31	2023	2022
	$	$
Other	215	245
Notes payable (i)	12,429	12,012
Total	12,644	12,257
Less current portion	(136)	-
Long-term	12,508	12,257
(i)	On November 18, 2020, the Company acquired all of the issued and outstanding shares of Meta which included notes payable to Opaskwayak Cree Nation (“OCN”). Notes payable were valued at $12,783 at the date of acquisition by discounting it over two years at market interest rate of 14%. On January 6, 2021, the Company entered into another Amended Loan Agreement with OCN to remove the annual administration fee and extend the maturity date of the loan until December 31, 2024. As a result of the debt restructuring, the Company recognized a $1,145 debt restructuring gain in the statement of net loss and comprehensive loss for the year ended October 31, 2021. The Company incurred interest in the amount of $1,300 (2022: $1901) and accretion expense in the amount of $111 (2022: $512) in relation to the outstanding loan.